Income and expenses	12 Months Ended
Dec. 31, 2025
Income and expenses
Income and expenses

22Income and expenses

22.1 Revenue

22.1.1 Disaggregated revenue information

	For the year ended December 31, 2025
	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	77,990	14,929	17,967	110,886	—	110,886
Americas other than USA	5,451	571	223	6,245	—	6,245
Europe (without Belgium) & Africa	41,412	16,372	67,229	125,013	—	125,013
Belgium	1,727	164	4,265	6,156	—	6,156
Asia Pacific	7,658	8,871	2,803	19,332	—	19,332
Total revenue from contracts with customers	134,239	40,907	92,486	267,633	—	267,633
Type of goods or service
Software revenue (non-medical)	—	40,907	—	40,907	—	40,907
Software revenue (medical)	37,299	—	—	37,299	—	37,299
Medical devices and services	96,941	—	—	96,941	—	96,941
Manufacturing	—	—	92,486	92,486	—	92,486
Total revenue from contracts with customers	134,239	40,907	92,486	267,633	—	267,633
Timing of revenue recognition
Goods/Services transferred at a point in time	101,354	7,358	87,460	196,172	—	196,172
Goods/Services transferred over time	32,885	33,549	5,026	71,460	—	71,460
Total revenue from contracts with customers	134,239	40,907	92,486	267,633	—	267,633

	For the year ended December 31, 2024
	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	65,288	16,286	27,010	108,584	—	108,584
Americas other than USA	5,678	601	237	6,516	—	6,516
Europe (without Belgium) & Africa	37,591	16,884	72,549	127,024	—	127,024
Belgium	1,448	153	4,963	6,564	—	6,564
Asia Pacific	6,353	9,975	1,749	18,077	—	18,077
Total revenue from contracts with customers	116,358	43,899	106,508	266,765	—	266,765
Type of goods or service
Software revenue (non-medical)	—	43,899	—	43,899	—	43,899
Software revenue (medical)	33,756	—	—	33,756	—	33,756
Medical devices and services	82,602	—	—	82,602	—	82,602
Manufacturing	—	—	106,508	106,508	—	106,508
Total revenue from contracts with customers	116,358	43,899	106,508	266,765	—	266,765
Timing of revenue recognition
Goods/Services transferred at a point in time	86,436	11,599	101,876	199,911	—	199,911
Goods/Services transferred over time	29,922	32,300	4,632	66,854	—	66,854
Total revenue from contracts with customers	116,358	43,899	106,508	266,765	—	266,765

	For the year ended December 31, 2023
	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	53,748	15,451	21,151	90,350	—	90,350
Americas other than USA	5,673	488	888	7,049	—	7,049
Europe (without Belgium) & Africa	34,082	17,708	78,686	130,476	—	130,476
Belgium	1,155	130	6,980	8,265	—	8,265
Asia Pacific	6,718	10,665	2,605	19,988	—	19,988
Total revenue from contracts with customers	101,376	44,442	110,310	256,127	—	256,127
Type of goods or service
Software revenue (non-medical)	—	44,442	—	44,442	—	44,442
Software revenue (medical)	31,700	—	—	31,700	—	31,700
Medical devices and services	69,676	—	—	69,676	—	69,676
Manufacturing	—	—	110,310	110,310	—	110,310
Total revenue from contracts with customers	101,376	44,442	110,310	256,127	—	256,127
Timing of revenue recognition
Goods/Services transferred at a point in time	73,750	14,844	105,205	193,799	—	193,799
Goods/Services transferred over time	27,626	29,598	5,105	62,329	—	62,329
Total revenue from contracts with customers	101,376	44,442	110,310	256,127	—	256,127

The revenue per type of good or service including the previous years is as follows:

	For the year ended December 31
in 000€	2025	2024	2023
Software revenue (non-medical)	40,907	43,899	44,442
Software revenue (medical)	37,299	33,756	31,700
Medical devices and services	96,941	82,602	69,676
Manufacturing	92,486	106,508	110,310
Total	267,633	266,765	256,127

22.1.2 Contract balances

The following table provides information about receivables, contracts in progress (contract assets) and deferred income (contract liabilities) from contracts with customers.

	As of December 31,
in 000€	2025	2024	2023
Trade receivables, included in ‘trade and other receivables’	55,906	53,718	53,505
Contract assets / contracts in progress	—	590	637
Contract liabilities / deferred income / advances received on contracts	52,208	51,792	50,390

We refer to Note 18 for a detail of the deferred income. Note 18 includes a split of the deferred income in current and non-current. Non-current deferred income, representing mainly maintenance contracts with terms more than one year and certain contracts with up-front fees which are allocated to performance obligations that will be satisfied over more than one year, may be recognized as revenue between one to three years. Total revenue recognized during 2025 that was included in the contract liability at the beginning of the year amounts to K€45,998.

The relation between the timing of satisfaction of the performance obligations and the timing of billing resulting in contract assets and liabilities is as follows:

●	Maintenance services: maintenance services are typically billed at the beginning of the maintenance period resulting in deferred income that is recognized on a straightline basis over the maintenance period.
●	Software licenses: certain software licenses may have been billed prior to the delivery of the software key or time-based software licenses may have been billed up-front resulting in a deferred income balance.
●	Certain agreements in the medical segment include up-front fees such as step-in fees or milestone payments which are billed at inception of the contract but which are allocated to performance obligations which are satisfied at a later time in the contract term or which have not been recognized considering the revenue constraint (i.e. may have to be credited when customer achieves certain volume targets). In addition, certain contracts include prepaid fees for volume “Plan Only” purchases for which the purchased services are only delivered during a one year period. Those fees result in deferred income which are recognized as revenue when services/products are delivered and revenue is not constrainted.
●	Certain development services are satisfied while the services can only billed at certain pre-defined points in time or when the services are fully satisfied resulting in contracts in progress / contract assets.

22.2 Cost of sales

Cost of sales includes the following selected information:

	For the year ended December 31
in 000€	2025	2024	2023
Purchase of goods and services	(49,207)	(52,576)	(53,747)
Amortization and depreciation	(11,890)	(11,607)	(11,298)
Payroll expenses	(53,719)	(51,705)	(46,678)
Work in Progress	133	(52)	727
Total	(114,684)	(115,940)	(110,996)

22.3 Research and development expenses

Research and development expenses include the following selected information:

	For the year ended December 31
in 000€	2025	2024	2023
Purchase of goods and services	(6,392)	(6,026)	(4,759)
Amortization and depreciation	(1,414)	(1,696)	(1,459)
Payroll expenses	(38,283)	(36,678)	(31,900)
Other	—	—	20
Total	(46,089)	(44,400)	(38,098)

22.4 Sales and marketing expenses

Sales and marketing expenses include the following selected information:

	For the year ended December 31
in 000€	2025	2024	2023
Purchase of goods and services	(10,810)	(10,949)	(10,437)
Amortization and depreciation	(2,162)	(2,319)	(2,285)
Payroll expenses	(48,620)	(48,328)	(45,100)
Other	—	(24)	—
Total	(61,591)	(61,620)	(57,822)

22.5 General and administrative expenses

General and administrative expenses include the following selected information:

	For the year ended December 31
in 000€	2025	2024	2023
Purchase of goods and services	(8,781)	(7,154)	(7,211)
Amortization and depreciation	(3,236)	(2,747)	(2,361)
Payroll expenses	(28,123)	(29,696)	(27,496)
Other	17	—	—
Total	(40,122)	(39,597)	(37,068)

22.6 Net other operating income/ (expense)

The net other operating income can be detailed as follows:

	For the year ended December 31
in 000€	2025	2024	2023
Government grants	5,282	4,913	4,853
Amortization intangibles purchase price allocation(1)	(3,078)	(3,326)	(4,012)
Allowance for doubtful debtors	(418)	(95)	(448)
Tax credits	913	1,246	1,360
Arbitration settlement	—	—	(5,189)
Impairment of intangible assets (Note 6) and PP&E (Note 7)	—	—	(3,054)
Impairment of goodwill (Note 5)	—	—	(1,175)
Other	1,090	1,485	1,141
Total	3,789	4,223	(6,524)
(1)

The Amortization intangibles purchase price allocation relates to the amortization of intangibles assets recognized in purchase price allocations from the acquisitions of Materialise Motion, Engimplan, ACTech, E-Prototypy, OrthoView, Cenat, Link3D, Identify3D and FEops NV. As of December 31, 2025, the remaining amortization period for the acquired customer relationships is 2.1 years for Materialise Motion and 11.0 years for ACTech. The customer relationships acquired in Engimplan, E-Prototypy, OrthoView and Cenat are fully amortized. As of December 31, 2025, the remaining amortization period for the acquired technology and contracts is 1.8 years for Materialise Motion and 5.6 years for FEops NV. The amortization of these assets does not directly relate to specific functional areas such as cost of sales or research and development.

The Company has received government grants from the Belgian federal and regional governments and from the European Community in the forms of grants linked to certain of its research and development programs and reduced payroll taxes. The income from capital government grants recorded in other operating income related to our German production facility amounted to K€319 for the year ended December 31, 2025 (2024: K€0; 2023: K€0).

In May 2023, the Belgian Center for Arbitration and Mediation issued a decision in the arbitration proceedings filed by ZimmerBiomet against Materialise, pursuant to which we were ordered to pay an amount of € 5.2 million, including interests, to ZimmerBiomet.

22.7 Payroll expenses

The following table shows the breakdown of payroll expenses for 2025, 2024 and 2023:

	For the year ended December 31
in 000€	2025	2024	2023
Short-term employee benefits	(131,533)	(127,328)	(117,443)
Social security expenses	(24,288)	(22,370)	(19,430)
Expenses defined contribution plans	(1,371)	(1,743)	(1,586)
Other employee expenses	(11,558)	(14,965)	(12,715)
Total	(168,750)	(166,406)	(151,174)
Total registered employees at the end of the period	2,556	2,514	2,437

22.8 Financial expenses

Financial expenses includes the following selected information:

	For the year ended December 31
in 000€	2025	2024	2023
Interest expense	(1,712)	(1,299)	(1,751)
Foreign exchange losses	(3,539)	(1,310)	(1,770)
Other financial expenses	(365)	(360)	(344)
Total	(5,616)	(2,969)	(3,865)

22.9 Financial income

Financial income includes the following selected information:

	For the year ended December 31
in 000€	2025	2024	2023
Interest income	2,838	4,252	4,450
Foreign exchange gains	1,109	3,416	563
Other finance income	20	9	6
Total	3,967	7,677	5,019

Interest income is primarily related to interest received on short-term deposits of surplus cash. Interest income decreased to K€2,838 mainly as a result of lower market interest rates in the year ended in December 31, 2025 compared to K€4,252 in the year ended December 31, 2024.

22.10 Income taxes and deferred taxes

Current income tax

The following table shows the breakdown of the tax expense for 2025, 2024 and 2023:

	As of December 31,
in 000€	2025	2024	2023
Current income tax	(934)	(1,861)	(2,355)
Deferred income taxes	1,363	1,128	2,277
Total income taxes for the period	429	(733)	(78)

The current tax expense is equal to the amount of income tax owed to the tax authorities for the year, under the applicable tax laws and rates in effect in the various countries.

Deferred tax

Deferred tax is presented in the statement of financial position under non-current assets and non-current liabilities, as applicable. The following table shows the breakdown of the deferred tax assets, deferred tax liabilities and the deferred tax expense for 2025, 2024 and 2023:

	Asset/(liability)			Income/(expense)
in 000€	2025	2024	2023	2025	2024	2023
Tax losses, patent and innovation income deduction, and other tax credits	3,225	3,263	3,199	—	—	—
Amortization development assets and other intangible assets	2,016	1,357	400	—	—	—
Depreciation property, plant & equipment	384	338	224	—	—	—
Leases	129	48	53	—	—	—
Non deductible expenses	163	—	—	—	—	—
Other items	198	314	343	—	—	—
Total deferred tax assets	6,115	5,320	4,220	1,282	1,877	3,623
Property, plant & equipment	(980)	(541)	(569)	—	—	—
Intangible assets	(3,637)	(3,847)	(3,664)	—	—	—
Deferred income	—	(425)	(743)	—	—	—
Investment grants	(11)	(159)	(172)	—	—	—
Prepaid expenses	(102)	—	—	—	—	—
Other items	(74)	(27)	—	—	—	—
Total deferred tax liabilities	(4,804)	(5,000)	(5,148)	81	(749)	(1,345)
Netting	2,144	1,798	1,422	—	—	—
Total deferred tax assets, net	3,971	3,523	2,797	—	—	—
Total deferred tax liabilities, net	(2,660)	(3,202)	(3,725)	—	—	—
Total deferred tax income (expense)	—	—	—	1,363	1,128	2,277

The Group has unused tax losses carried forward and Innovation Income Deduction of K€144,465 for 2025 (2024: K€119,042; 2023: K€91,753) of which K€70,402 for 2025 (2024: K€55,669; 2023: K€46,533) relating to Materialise NV.

Under the Belgian Innovation Income Deduction system, companies can deduct up to 85% of their net innovation income from the taxable basis.

With respect to the tax losses carried forward and Innovation Income Deductions of Materialise NV, we recognized a deferred tax asset of € 1.3 million at December 31, 2025 for Materialise NV (2024: €0.0 million, 2023: € 0.1 million). We recognized a deferred tax asset of € 0.5 million for Materialise USA (2024: € 1.2 million, 2023: €1.0 million) and a deferred tax asset of € 1.0 million for ACTech (2024: € 0.0 million; 2023: € 0.0 million).

The deferred tax liability of K€4,804 as at December 31, 2025 mainly relates to the intangibles that have been recognized in connection with business combinations (mainly ACTech).

Relationship between Tax Expense and Accounting Profit

	For the year ended December 31
in 000€	2025	2024	2023
Profit (loss) before taxes	7,287	14,139	6,772
Income tax at statutory rate of 25%	(1,822)	(3,535)	(1,693)
Effect of different local tax rate	159	(294)	(416)
Tax adjustments to the previous period	313	125	(63)
Non-deductible expenses	(330)	(301)	(324)
Research and development tax credits	220	517	203
Innovation income deduction	2,984	3,325	2,560
Non recognition of deferred tax asset	(2,969)	(1,292)	(1,815)
Recognition of previously unrecognized tax losses	1,407	221	1,186
Non-taxable income	877	574	450
Use of previous years’ tax losses and tax credits (or deductible temporary differences) for which no deferred tax assets were recognized	—	462	—
Taxes on other basis	(409)	(348)	(232)
Other	(1)	(187)	66
Income tax benefit (expense) as reported in the consolidated income statement	429	(733)	(78)